Long-Term Debt - Additional Information (Details) - Mortgage Bank Loan - PRC Bank ¥ in Thousands	1 Months Ended	12 Months Ended
	Jul. 31, 2021 CNY (¥)	Dec. 31, 2025 CNY (¥)	Dec. 31, 2024 CNY (¥)	Dec. 31, 2023 CNY (¥)	Aug. 25, 2023	Dec. 31, 2022	Jun. 30, 2022	Apr. 14, 2021	Nov. 21, 2018 CNY (¥) Loan	Aug. 29, 2018 CNY (¥) Loan
Debt Instrument [Line Items]
Debt instrument number of loan agreement | Loan									2	2
Debt instrument, face amount	¥ 61,540								¥ 260,000	¥ 260,000
Debt instrument periodic payment description	The loan is secured by pledging Building B and will be repaid in equal installment every three months with maturity term of 10 years.	The loans are secured by pledging Building A and Building D and will be repaid in equal installment every three months with maturity term of 8 years.
Debt instrument, interest rate				0.70%	1.25%	0.75%	1.05%	1.472%
Debt instrument, term	10 years	8 years
Repayment of secured loans		¥ 41,540	¥ 101,779	¥ 38,654